EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2018
EXPLORATION AND EVALUATION ASSETS.
EXPLORATION AND EVALUATION ASSETS

NOTE 19 — EXPLORATION AND EVALUATION ASSETS

	2018	2017
As at 31 December	US$’000	US$’000
Costs carried forward in respect of areas of interest in:
Exploration and evaluation phase, at cost	197,363	185,819
Provision for impairment	(117,893)	(143,093)
Total exploration and evaluation assets	79,470	42,726
Less amount classified as asset held for sale (1)	—	(7,747)
Total exploration and evaluation assets	79,470	34,979
a) Movements in carrying amounts:
Exploration and evaluation
Balance at beginning of period	34,979	34,366
Amounts capitalised during the period	4,736	8,528
Fair value of assets acquired (Note 2)	43,642	—
Amounts transferred to development phase	(3,178)	—
Impairment expense	(709)	(168)
Reclassifications to assets held for sale (1)	—	(7,747)
Balance at end of period	79,470	34,979
(1)

In 2017 the Company committed to a plan to sell its interests in Dimmit County, Texas.  The balance as at 31 December 2017 reflects amount transferred to assets held for sale before impairment (see Note 20)

The ultimate recoupment of costs carried forward for exploration phase is dependent on the successful development and commercial exploitation or sale of respective areas.